Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Details) - CAD ($) $ in Millions			3 Months Ended	12 Months Ended
	Nov. 01, 2021	Mar. 01, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Change in plan assets
Employer contributions				$ 89	$ 62
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year			$ 9,358	9,358	9,763
Current service cost				214	240
Employee contributions				63	61
Interest cost				283	257
Benefits paid				(402)	(392)
Net actuarial loss				(1,970)	(571)
Transfer from other plans				0	0
Projected benefit obligation, end of year				7,546	9,358
Change in plan assets
Fair value of plan assets, beginning of year			8,645	8,645	8,103
Actual return on plan assets				(470)	834
Benefits paid				(402)	(392)
Employer contributions				89	62
Employee contributions				63	61
Administrative expenses				(21)	(23)
Fair value of plan assets, end of year				7,904	8,645
Unfunded (funded) status				(358)	713
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year			1,863	1,863	1,857
Current service cost				63	66
Employee contributions				0	0
Interest cost				58	51
Benefits paid				(51)	(47)
Net actuarial loss				(499)	(98)
Transfer from other plans	$ 6	$ 28	9	8	34
Projected benefit obligation, end of year				1,442	1,863
Change in plan assets
Fair value of plan assets, beginning of year			$ 0	0	0
Actual return on plan assets				0	0
Benefits paid				(51)	(47)
Employer contributions				51	47
Employee contributions				0	0
Administrative expenses				0	0
Fair value of plan assets, end of year				0	0
Unfunded (funded) status				$ 1,442	$ 1,863